PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Additions to right-of-use assets	$ 22	$ 4
Depreciation, right-of-use assets	(18)	(21)
Net carrying amount of right-of-use assets	53	50
Expense relating to short-term leases for which recognition exemption has been used	10	14
Expense relating to variable lease payments not included in measurement of lease liabilities	67	35
Mining property subject to depreciation [Member] | Revision of LOM Plan
Disclosure of detailed information about property, plant and equipment [line items]
Effect of changes in our LOM on amortization expense	128	170
Construction activities
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	$ 443	$ 223